Stock-Based Compensation - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash received from the exercise of stock options	¥ 863	¥ 345	¥ 55
Unrecognized compensation costs	0
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	403	136	5
Incremental stock-based compensation costs recognized	0	0	0
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average vesting period	1 year 9 months
Weighted average exercise period	9 years 9 months 29 days
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average vesting period	1 year 11 months 1 day
Weighted average exercise period	9 years 11 months 1 day
Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Points granted	399,000
Points settled for individuals retired	93,250
Points outstanding	2,043,542
Incremental stock-based compensation costs recognized	¥ 609	¥ 410	¥ 288